TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Details 5) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PEN [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 519,317	S/ 508,498
Amount of reserve after changes in interest rate by 100 positive base points	473,067	462,992
Amount of reserve after changes in interest rate by 100 negative base points	574,664	563,057
Amount of reserve after increase in mortality tables by 105 percent	514,091	503,253
Amount of reserve after decrease in mortality tables by 95 percent	524,801	514,003
Amount of variation of reserve on changes in interest rate by 100 positive base points	(46,250)	(45,506)
Amount of variation of reserve on changes in interest rate by 100 negative base points	55,347	54,559
Amount of variation of reserve on increase in mortality tables by 105 percent	(5,226)	(5,245)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 5,484	S/ 5,505
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(8.91%)	(8.95%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	10.66%	10.73%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(1.01%)	(1.03%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	1.06%	1.08%
US Dollars [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 2,682,536	S/ 2,317,565
Amount of reserve after changes in interest rate by 100 positive base points	2,428,338	2,089,212
Amount of reserve after changes in interest rate by 100 negative base points	2,993,483	2,591,011
Amount of reserve after increase in mortality tables by 105 percent	2,660,474	2,293,403
Amount of reserve after decrease in mortality tables by 95 percent	2,705,711	2,336,095
Amount of variation of reserve on changes in interest rate by 100 positive base points	(254,198)	(228,352)
Amount of variation of reserve on changes in interest rate by 100 negative base points	310,948	273,447
Amount of variation of reserve on increase in mortality tables by 105 percent	(22,062)	(24,161)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 23,176	S/ 18,530
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(9.48%)	(9.85%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	11.59%	11.80%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.82%)	(1.04%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.86%	0.80%